Leases	12 Months Ended
Oct. 31, 2020
Leases [Abstract]
Leases [Text Block]

9. Leases

(a) Maturity analysis of lease obligations

The following represents a maturity analysis of the Company's undiscounted principal amount of contractual lease obligations as at October 31, 2020.

CDN
Less than one year	$48,060
Two to five years	32,040
$80,100

(b) Supplemental disclosure

For the year ended October 31, 2020, the Company recognized $14,081 of interest expense on lease obligations in the consolidated statements of operations and comprehensive loss. The Company further recognized total cash outflow of $11,423 relating to leases.